Segment and Geographic Data	3 Months Ended
Jul. 31, 2026
Segment Reporting [Abstract]
Segment and Geographic Data
Note 13. Segment and Geographic Data
The Company derives its revenue primarily from sale of products focused on diabetes management, including insulin pumps, continuous glucose monitoring systems and sensors, and smart insulin pens. The Company manages its business activities on a consolidated basis and operates as one operating and reportable segment.
The Company’s chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer. The CODM makes decisions about resource allocation, assesses performance of the business, and monitors budget versus actual results using net income (loss). Income or loss from operations is also considered when monitoring budget versus actual results. Significant expenses include cost of products sold, research and development expenses, selling, general and administrative expenses, and certain litigation charges, which are each separately presented on the Company’s consolidated statements of operations. Other segment items include other operating expense (income), net, non-operating expense (income),net, and income tax provision.
The Company’s CODM is provided with segment assets information on a consolidated basis for the evaluation of Company performance. Total segment assets were consistent with total assets reported in the Company’s consolidated balance sheets for the fiscal years ended April 24, 2026 and April 25, 2025.
Sales by Geographic Region and Customer Sales Channel
Net sales are attributed to the country based on the location of the customer taking possession of the products or in which the services are rendered. The following table presents net sales for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024 for countries with significant concentrations and all other countries:

	Fiscal Year
(in millions)	2026	2025	2024
U.S. (1)	$917	$903	$833
Rest of World	2,185	1,812	1,636
Total	$3,102	$2,715	$2,469
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(1)U.S. includes the United States and U.S. territories.

	Fiscal Year
(in millions)	2026	2025	2024
Pumps	$546	$541	$540
Consumables	956	854	777
CGM	1,553	1,313	1,117
Other (1)	46	6	34
Total	$3,102	$2,715	$2,469
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(1)Primarily includes revenue generated from the sale of smart insulin pens and services. Amounts in this line also reflect adjustments to the Company’s Italian payback accruals resulting from two rulings in 2024 by the Constitutional Court of Italy and the Legislative Decree published by the Italian government on June 30, 2025 for certain prior years since 2015. Refer to Note 12, “Commitments and Contingencies,” for more information.
Segment Information
The Company derives its revenue primarily from the sale of products focused on diabetes management, including insulin pumps, continuous glucose monitoring systems and sensors, and smart insulin pens. The Company manages its business activities on a consolidated basis and operates as one operating and reportable segment. Disaggregated revenue by geographic region and product type is presented in Note 3. “Revenue.”
The Company’s chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer. The CODM makes decisions about resource allocation, assesses performance of the business, and monitors budget versus actual results using net income (loss). Income or loss from operations is also considered when monitoring budget versus actual results. Significant expenses include cost of products sold, research and development expenses, selling, general and administrative expenses, and certain litigation charges, which are each separately presented on the Company’s condensed consolidated statements of operations. Other segment items include other operating expense (income), net, non-operating expense (income),net, and income tax provision, which are consistent with those items presented on the Company’s condensed consolidated statements of operations.
The Company’s CODM is provided with segment assets information on a consolidated basis for the evaluation of Company performance. Total segment assets were consistent with total assets reported in the Company’s consolidated balance sheets for the periods ended July 31, 2026 and April 24, 2026.